Cover Page	Feb. 02, 2021	Jan. 28, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jan. 28, 2021
Entity Registrant Name		PROVIDENT FINANCIAL SERVICES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-31566
Entity Tax Identification Number		42-1547151
Entity Address, Address Line One		239 Washington Street
Entity Address, City or Town		Jersey City
Entity Address, State or Province		NJ
Entity Address, Postal Zip Code		07302
City Area Code		732
Local Phone Number		590-9200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common
Trading Symbol		PFS
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0001178970